Retirement Plans - Information about Pension Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in benefit obligation:
Beginning benefit obligation	$ 16,953	$ 18,456
Service cost		306	$ 1,204
Interest cost	604	639	884
Curtailment gain		(4,039)
Settlement loss	117	55
Actuarial (gain)/loss	(6)	3,007
Benefits paid	(1,340)	(1,471)
Ending benefit obligation	16,328	16,953	18,456
Change in plan assets, at fair value:
Beginning plan assets	16,184	15,466
Actual return	129	703
Employer contribution	700	1,515
Benefits paid	(1,340)	(1,471)
Administrative expenses	(26)	(29)
Ending plan assets	15,647	16,184	$ 15,466
Funded status at end of year	$ (681)	$ (769)